UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
July 1, 2015 to July 31, 2015

Commission File Number of issuing entity: 333-187614-03

BMW VEHICLE LEASE TRUST 2015-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-187614

BMW AUTO LEASING LLC
(Exact name of depositor as specified in its charter)

BMW FINANCIAL SERVICES NA, LLC
(Exact name of sponsor as specified in its charter)

FINANCIAL SERVICES VEHICLE TRUST
(Exact name of co-registrant as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	22-2013053 (I.R.S. Employer Identification No.)

c/o BMW Financial Services NA, LLC 300 Chestnut Ridge Road Woodcliff Lake, New Jersey (Address of principal executive offices of issuing entity)	07677 (Zip Code)

201-307-4000
(Telephone number including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Fixed Rate Class A-1 Notes	☐	☐	☑
Fixed Rate Class A-2a Notes	☐	☐	☑
Floating Rate Class A-2b Notes	☐	☐	☑
Fixed Rate Class A-3 Notes	☐	☐	☑
Fixed Rate Class A-4 Notes	☐	☐	☑

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☑                     No ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to BMW Vehicle Lease Trust 2015-1 for the distribution period commencing on July 1, 2015 and ending on July 31, 2015.  BMW Financial Services NA, LLC (CIK # 0001541188), as securitizer, most recently filed a Form ABS-15G on February 10, 2015 with respect to all asset-backed securities sponsored by it.

PART II — OTHER INFORMATION

Item 2. Legal Proceedings.

Disclosure received from U.S. Bank National Association, the indenture trustee under the indenture for the BMW Vehicle Lease Trust 2015-1 transaction:

Since 2014 various plaintiffs or groups of plaintiffs, primarily investors, have filed claims against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities (“RMBS”) trusts.  The plaintiffs or plaintiff groups have filed substantially similar complaints against other RMBS trustees, including Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo.  The complaints against U.S. Bank allege the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and assert causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality.  The complaints also assert that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and that the trustee purportedly failed to abide by a heightened standard of care following alleged events of default.

Currently U.S. Bank is a defendant in multiple actions alleging individual or class action claims against the trustee with respect to multiple trusts as described above with the most substantial case being: BlackRock Balanced Capital Portfolio et al v. U.S. Bank National Association, No. 605204/2015 (N.Y. Sup. Ct.) (class action alleging claims with respect to approximately 794 trusts) and its companion case BlackRock Core Bond Portfolio et al v. U.S. Bank National Association, No. 14-cv-9401 (S.D.N.Y.).  Some of the trusts implicated in the aforementioned Blackrock cases, as well as other trusts, are involved in actions brought by separate groups of plaintiffs related to no more than 100 trusts per case.

There can be no assurance as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts.  However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs' claims vigorously.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Security Holders.

None.

Item 6. Significant Obligors of Pool Assets.

No updates to report.

Item 7. Significant Enhancement Provider Information.

None.

Item 8. Other Information.

None.

Item 9. Exhibits.

(a)	The following is a list of documents filed as part of this Report on Form 10-D: Exhibit 99.1 Statement relating to the August 20, 2015 distribution.

(b)	The exhibit required to be filed by the registrant pursuant to Item 601 of Regulation S-K is listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated:  August 27, 2015
BMW VEHICLE LEASE TRUST 2015-1
(Issuing Entity)

By:	BMW Financial Services NA, LLC, solely as servicer

By: /s/ Ritu Chandy
Name: Ritu Chandy
Title: Vice President – Finance & CFO

EXHIBIT INDEX

Exhibit Number	Description
99.1	Statement relating to the August 20, 2015 distribution.